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              FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT C

                      SUPPLEMENT DATED FEBRUARY 27, 1998
                                    TO THE
                        PROSPECTUS DATED JULY 31, 1997
                                    FOR THE
                            PGA RETIREMENT ANNUITY

         OFFERED BY FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)

Effective December 1, 1997, the name of Providian Series Trust has been changed to PB Series Trust. There has been no other change to the Trust.

                                     *****

Effective December 1, 1997, the name of Providian Investment Advisors, Inc. has been changed to PB Investment Advisors, Inc.

                                     *****

The first paragraph under the heading "Exceptions to Charges and to Transaction or Balance Requirements" on page 13 is hereby amended to read as follows:

The administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of administrative expenses.